Share Capital and Dividends - Transaction Activity Related to Class of Shares (Details)	12 Months Ended
Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Balance (in shares)	58,073,517
Balance (in shares)	58,695,438